Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investments in Associates and Joint Ventures

7 Investments in associates and joint ventures

Investments in associates and joint ventures
2017	Interest held (%)	Fair value of listed investment	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMB Public Company Limited	30	1,006	877	21,251	19,004	711	507
Other investments in associates and joint ventures			211

			1,088

Investments in associates and joint ventures
2016	Interest held (%)	Fair value of listed investment	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMB Public Company Limited	30	729	861	21,439	19,275	685	489
Other investments in associates and joint ventures			280

			1,141

Summary of Changes in Investments in Associates and Joint ventures

Changes in Investments in associates and joint ventures
	2017	2016
Opening balance	1,141	962
Additions	79	49
Transfers to and from Investments/Other assets and liabilities	–1	75
Revaluations	–8	38
Share of results	178	91
Dividends received	–32	–37
Disposals	–245	–54
Impairments		–3
Exchange rate differences	–24	20

Closing balance	1,088	1,141